Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Tables
Intangible assets

Intangible assets consist of the following:

	December 31, 2013
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,219	27,730	23,489
Web-site content	178,456	156,856	21,600
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$412,051	$366,962	$45,089

	December 31, 2012
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,041	22,616	28,425
Web-site content	178,456	136,856	41,600
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,873	$341,848	$70,025

Estimated amortization expense	The estimated amortization expense is as follows for each of the years ending December 31:
2014	$25,122
2015	6,722
2016	5,122
2017	5,122
2018	3,002

Total	$45,090